Stockholders' equity - Stock Option Activity (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Tecogen
Stock Options Outstanding [Roll Forward]
Beginning (shares)	1,096,500	1,095,250
Granted (shares)	76,500	17,500
Exercised (shares)	(25,000)	0
Canceled and forfeited (shares)	0	(15,938)
Expired (shares)	0	(313)
Ending (shares)	1,148,000	1,096,500	1,095,250
Exercisable (shares)	799,500	662,563
Vested and expected to vest (shares)	1,148,000	1,096,500
Weighted Average Exercise Price [Roll Forward]
Beginning (usd per share)	$ 1.96	$ 1.92
Granted (usd per share)	$ 3.86	$ 3.20
Exercised (usd per share)	$ 0.12	$ 0
Canceled and forfeited (usd per share)	$ 0	$ 1.28
Expired (usd per share)	$ 0	$ 2.60
Ending (usd per share)	$ 2.13	$ 1.96	$ 1.92
Exercisable (usd per share)	$ 1.79	$ 1.56
Vested and expected to vest (usd per share)	$ 2.13	$ 1.96
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	5 years 9 months 18 days	4 years 7 months 28 days	5 years 6 months 11 days
Outstanding, Aggregate Intrinsic Value	$ 2,721,100	$ 1,356,400	$ 1,387,150
Exercisable, Aggregate Intrinsic Value	2,166,550	1,096,225
Vested and expected to vest, Aggregate Intrinsic Value	2,721,100	1,356,400
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (usd per share)	$ 1.20	$ 0.12	$ 0.12
Outstanding, Exercise Price Upper Range Limit (usd per share)	$ 4.50	$ 3.20	$ 2.80
Granted, Exercise Price (usd per share)		$ 3.20
Granted, Exercise Price Lower Range Limit (usd per share)	$ 3.20
Granted, Exercise Price Upper Range Limit (usd per share)	$ 4.50
Exercised, Exercise Price (usd per share)	$ 0.12	$ 0
Canceled and Forfeited, Exercise Price (usd per share)	$ 0
Canceled and Forfeited, Exercise Price Lower Range Limit (usd per share)		$ 1.20
Canceled and Forfeited, Exercise Price Upper Range Limit (usd per share)		$ 2.60
Expired, Exercise Price (usd per share)	$ 0	$ 2.60
Ilois
Stock Options Outstanding [Roll Forward]
Beginning (shares)	575,000	525,000
Granted (shares)	0	50,000
Exercised (shares)	0	0
Canceled and forfeited (shares)	0	0
Expired (shares)	0	0
Ending (shares)	575,000	575,000	525,000
Exercisable (shares)	0	0
Vested and expected to vest (shares)	575,000	575,000
Weighted Average Exercise Price [Roll Forward]
Beginning (usd per share)	$ 0.29	$ 0.27
Granted (usd per share)	$ 0	$ 0.50
Exercised (usd per share)	$ 0	$ 0
Canceled and forfeited (usd per share)	$ 0	$ 0
Expired (usd per share)	$ 0	$ 0
Ending (usd per share)	$ 0.29	$ 0.29	$ 0.27
Exercisable (usd per share)	$ 0.50	$ 0
Vested and expected to vest (usd per share)	$ 0.29	$ 0.29
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Additional Disclosures [Abstract]
Outstanding, Weighted Average Remaining Life	6 years 5 months 8 days	7 years 5 months 8 days	8 years 2 months 23 days
Outstanding, Aggregate Intrinsic Value	120,000	120,000	120,000
Exercisable, Aggregate Intrinsic Value	0	0
Vested and expected to vest, Aggregate Intrinsic Value	$ 120,000	$ 120,000
Exercise Price Per Share [Abstract]
Outstanding, Exercise Price Lower Range Limit (usd per share)	$ 0.10	$ 0.10	$ 0.10
Outstanding, Exercise Price Upper Range Limit (usd per share)	$ 0.50	$ 0.50	$ 0.50
Granted, Exercise Price (usd per share)	$ 0	$ 0.50
Exercised, Exercise Price (usd per share)	$ 0	$ 0
Canceled and Forfeited, Exercise Price (usd per share)	$ 0	$ 0
Expired, Exercise Price (usd per share)	$ 0	$ 0